Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Share Capital

	Number of shares
	Common shares	Treasury shares	Total
Balance at January 1, 2022	11,033,337	(749,669)	10,283,668
Issuance of treasury shares	3,000,000	(3,000,000)	—
Direct Share Placement program	—	347,145	347,145
Milestone payments	—	375,500	375,500
Exercises of options	7,500	—	7,500

Balance at December 31, 2022	14,040,837	(3,027,024)	11,013,813

Balance at January 1, 2023	14,040,837	(3,027,024)	11,013,813
Direct Share Placement program	—	24,947	24,947
Private placements	—	1,200,000	1,200,000
Exercise of pre-funded warrants	—	300,000	300,000
Withdrawal of fractional shares	—	(3,009)	(3,009)
Exercises of options	—	4,688	4,688

Balance at December 31, 2023	14,040,837	(1,500,398)	12,540,439